Right-of-use assets and liability related to right-of-use of assets, Right-of-Use Assets and Lease Liabilities (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Lease contracts [Abstract]
Lease term	12 months	12 months
Right-of-use assets [Abstract]
Balance at beginning of period	$ 199,460,378		$ 113,568,320	$ 121,874,096
Additions and disposals	15,848,621		74,728,239	15,355,610
Business combination	38,315		5,511,546
Modifications	26,726,258		30,856,221	23,807,386
Depreciation	(39,226,067)		(32,401,766)	(31,839,050)
Translation adjustment	(5,303,633)		7,197,818	(15,629,722)
Balance at ending of period	197,543,872	$ 10,995	199,460,378	113,568,320
Liability related to right-of-use of assets [Abstract]
Balance at beginning of period	213,103,228		125,169,156	134,148,811
Additions and disposals	14,847,515		74,430,110	12,244,019
Business combination	37,229		5,285,522
Modifications	28,873,668		31,996,863	39,109,007
Interest expense	16,156,752		16,594,964	10,648,584
Payments	(51,585,889)	$ (2,871)	(45,285,610)	(39,498,197)
Translation adjustment	(7,323,570)		4,912,223	(31,483,068)
Balance at ending of period	214,108,933		213,103,228	125,169,156
Towers and Sites [Member]
Right-of-use assets [Abstract]
Balance at beginning of period	179,797,285		106,582,513	106,219,649
Additions and disposals	13,015,928		69,238,564	14,744,304
Business combination	38,315		4,166,641
Modifications	22,171,326		20,750,663	25,773,865
Depreciation	(32,696,594)		(26,991,438)	(26,763,563)
Translation adjustment	(5,030,706)		6,050,342	(13,391,742)
Balance at ending of period	$ 177,295,554		179,797,285	106,582,513
Towers and Sites [Member] | Bottom of Range [Member]
Lease contracts [Abstract]
Lease term	2 years	2 years
Towers and Sites [Member] | Top of Range [Member]
Lease contracts [Abstract]
Lease term	24 years	24 years
Property [Member]
Right-of-use assets [Abstract]
Balance at beginning of period	$ 13,441,253		6,637,432	9,222,438
Additions and disposals	1,680,494		5,007,853	464,791
Business combination	0		401,760
Modifications	1,534,748		3,644,901	1,430,795
Depreciation	(3,582,831)		(3,151,532)	(3,122,468)
Translation adjustment	(224,412)		900,839	(1,358,124)
Balance at ending of period	$ 12,849,252		13,441,253	6,637,432
Property [Member] | Bottom of Range [Member]
Lease contracts [Abstract]
Lease term	2 years	2 years
Property [Member] | Top of Range [Member]
Lease contracts [Abstract]
Lease term	24 years	24 years
Other Equipment [Member]
Right-of-use assets [Abstract]
Balance at beginning of period	$ 6,221,840		348,375	6,432,009
Additions and disposals	1,152,199		481,822	146,515
Business combination	0		943,145
Modifications	3,020,184		6,460,657	(3,397,274)
Depreciation	(2,946,642)		(2,258,796)	(1,953,019)
Translation adjustment	(48,515)		246,637	(879,856)
Balance at ending of period	$ 7,399,066		$ 6,221,840	$ 348,375
Other Equipment [Member] | Bottom of Range [Member]
Lease contracts [Abstract]
Lease term	2 years	2 years
Other Equipment [Member] | Top of Range [Member]
Lease contracts [Abstract]
Lease term	20 years	20 years